Eaton Vance
Small-Cap Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	37,271	$ 1,927,656
Woodward, Inc.	18,496	1,484,489
		$ 3,412,145
Auto Components — 4.2%
Dana, Inc.	93,705	$ 1,071,048
Dorman Products, Inc.(1)	32,945	2,705,444
Visteon Corp.(1)	11,084	1,175,569
		$ 4,952,061
Automobiles — 1.0%
Harley-Davidson, Inc.	33,325	$ 1,162,376
		$ 1,162,376
Banks — 13.5%
Commerce Bancshares, Inc.	45,321	$ 2,998,437
Community Bank System, Inc.	33,583	2,017,667
CVB Financial Corp.	63,903	1,618,024
Glacier Bancorp, Inc.	29,191	1,434,154
Independent Bank Corp.	22,911	1,707,557
SouthState Corp.	39,727	3,143,200
Stock Yards Bancorp, Inc.	20,941	1,424,198
Wintrust Financial Corp.	21,268	1,734,405
		$ 16,077,642
Biotechnology — 1.1%
Neurocrine Biosciences, Inc.(1)	12,424	$ 1,319,553
		$ 1,319,553
Building Products — 6.0%
AAON, Inc.	41,065	$ 2,212,582
AZEK Co., Inc. (The)(1)	133,546	2,219,535
CSW Industrials, Inc.	16,748	2,006,410
Hayward Holdings, Inc.(1)	77,038	683,327
		$ 7,121,854
Capital Markets — 2.0%
Cohen & Steers, Inc.	17,871	$ 1,119,261
Stifel Financial Corp.	23,659	1,228,138
		$ 2,347,399
Security	Shares	Value
Chemicals — 3.6%
Quaker Houghton	11,848	$ 1,710,614
Valvoline, Inc.	102,589	2,599,605
		$ 4,310,219
Commercial Services & Supplies — 0.2%
MillerKnoll, Inc.	16,642	$ 259,615
		$ 259,615
Containers & Packaging — 0.8%
AptarGroup, Inc.	10,254	$ 974,438
		$ 974,438
Diversified Consumer Services — 2.2%
Bright Horizons Family Solutions, Inc.(1)	10,917	$ 629,365
Terminix Global Holdings, Inc.(1)	52,738	2,019,338
		$ 2,648,703
Electronic Equipment, Instruments & Components — 1.5%
National Instruments Corp.	47,209	$ 1,781,668
		$ 1,781,668
Equity Real Estate Investment Trusts (REITs) — 6.0%
CubeSmart	48,428	$ 1,940,026
EastGroup Properties, Inc.	12,389	1,788,228
Essential Properties Realty Trust, Inc.	117,416	2,283,741
Rexford Industrial Realty, Inc.	20,699	1,076,348
		$ 7,088,343
Food & Staples Retailing — 3.4%
Chefs' Warehouse, Inc. (The)(1)	16,215	$ 469,749
Performance Food Group Co.(1)	84,257	3,618,838
		$ 4,088,587
Food Products — 0.9%
J&J Snack Foods Corp.	8,352	$ 1,081,333
		$ 1,081,333
Gas Utilities — 2.3%
ONE Gas, Inc.	38,510	$ 2,710,719
		$ 2,710,719
Health Care Equipment & Supplies — 5.8%
Envista Holdings Corp.(1)	66,870	$ 2,194,005
ICU Medical, Inc.(1)	8,232	1,239,739
Integra LifeSciences Holdings Corp.(1)	38,525	1,631,919

Eaton Vance
Small-Cap Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Neogen Corp.(1)	83,021	$ 1,159,803
Tandem Diabetes Care, Inc.(1)	13,134	628,462
		$ 6,853,928
Health Care Providers & Services — 8.8%
Addus HomeCare Corp.(1)	30,615	$ 2,915,773
Agiliti, Inc.(1)	126,200	1,805,922
Chemed Corp.	7,004	3,057,666
R1 RCM, Inc.(1)	55,162	1,022,152
U.S. Physical Therapy, Inc.	22,102	1,680,194
		$ 10,481,707
Hotels, Restaurants & Leisure — 2.3%
Texas Roadhouse, Inc.	16,141	$ 1,408,463
Wyndham Hotels & Resorts, Inc.	22,605	1,386,817
		$ 2,795,280
Insurance — 6.2%
RLI Corp.	24,628	$ 2,521,415
Ryan Specialty Holdings, Inc., Class A(1)	62,286	2,530,057
Selective Insurance Group, Inc.	28,026	2,281,316
		$ 7,332,788
Interactive Media & Services — 1.0%
CarGurus, Inc.(1)	81,974	$ 1,161,572
		$ 1,161,572
IT Services — 0.7%
Euronet Worldwide, Inc.(1)	10,385	$ 786,768
		$ 786,768
Leisure Products — 0.7%
Brunswick Corp.	12,278	$ 803,595
		$ 803,595
Machinery — 2.9%
Chart Industries, Inc.(1)	8,590	$ 1,583,566
Middleby Corp.(1)	14,988	1,921,012
		$ 3,504,578
Oil, Gas & Consumable Fuels — 0.8%
Archaea Energy, Inc.(1)	56,459	$ 1,016,827
		$ 1,016,827
Security	Shares	Value
Professional Services — 3.0%
CBIZ, Inc.(1)	82,783	$ 3,541,457
		$ 3,541,457
Road & Rail — 1.8%
Landstar System, Inc.	15,123	$ 2,183,308
		$ 2,183,308
Semiconductors & Semiconductor Equipment — 0.6%
Ambarella, Inc.(1)	13,425	$ 754,216
		$ 754,216
Software — 7.8%
ACI Worldwide, Inc.(1)	38,487	$ 804,378
Altair Engineering, Inc., Class A(1)	49,462	2,187,210
Clearwater Analytics Holdings, Inc., Class A(1)	66,810	1,121,740
Envestnet, Inc.(1)	41,015	1,821,066
nCino, Inc.(1)	32,484	1,108,029
SPS Commerce, Inc.(1)	18,177	2,258,129
		$ 9,300,552
Specialty Retail — 1.3%
Five Below, Inc.(1)	5,804	$ 799,037
National Vision Holdings, Inc.(1)	24,211	790,489
		$ 1,589,526
Trading Companies & Distributors — 3.4%
Core & Main, Inc., Class A(1)	90,172	$ 2,050,511
Herc Holdings, Inc.	19,040	1,977,875
		$ 4,028,386
Total Common Stocks (identified cost $115,042,137)		$117,471,143

Eaton Vance
Small-Cap Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(2)	1,347,932	$ 1,347,932
Total Short-Term Investments (identified cost $1,347,932)		$ 1,347,932
Total Investments — 99.8% (identified cost $116,390,069)		$118,819,075
Other Assets, Less Liabilities — 0.2%		$ 181,477
Net Assets — 100.0%		$119,000,552
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,347,932, which represents 1.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,936,619	$26,277,916	$(28,215,029)	$494	$ —	$ —	$915	—
Liquidity Fund	—	28,018,805	(26,670,873)	—	—	1,347,932	18,969	1,347,932
Total				$494	$ —	$1,347,932	$19,884
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Small-Cap Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$117,471,143*	$ —	$ —	$117,471,143
Short-Term Investments	1,347,932	—	—	1,347,932
Total Investments	$118,819,075	$ —	$ —	$118,819,075
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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